THE ALGER ETF TRUST

QUARTERLY REPORT
MARCH 31, 2021

THE ALGER ETF TRUST	ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—90.6%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—2.6%
XPO Logistics, Inc.*	2,869	$353,748
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Capri Holdings Ltd.*	6,543	333,693
APPLICATION SOFTWARE—10.4%
Aspen Technology, Inc.*	1,818	262,392
Bentley Systems, Inc., Cl. B	8,309	389,941
Fair Isaac Corp.*	721	350,442
HubSpot, Inc.*	886	402,430
		1,405,205
AUTO PARTS & EQUIPMENT—1.9%
Aptiv PLC*	1,833	252,771
BIOTECHNOLOGY—4.1%
Abcam PLC#,*	16,943	325,645
Natera, Inc.*	2,256	229,074
		554,719
BROADCASTING—1.3%
Discovery, Inc., Cl. A*	3,861	167,799
CASINOS & GAMING—7.5%
DraftKings, Inc., Cl. A*	1,851	113,522
MGM Resorts International	13,144	499,341
Penn National Gaming, Inc.*	3,743	392,416
		1,005,279
CONSTRUCTION MACHINERY & HEAVY TRUCKS—2.2%
Caterpillar, Inc.	1,267	293,779
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Generac Holdings, Inc.*	881	288,483
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.6%
Cognex Corp.	4,284	355,529
FOOD DISTRIBUTORS—2.9%
US Foods Holding Corp.*	10,244	390,501
HEALTHCARE EQUIPMENT—2.2%
Inmode Ltd.*	4,075	294,908
HEALTHCARE SUPPLIES—1.8%
Align Technology, Inc.*	441	238,815
HEALTHCARE TECHNOLOGY—2.4%
Veeva Systems, Inc., Cl. A*	1,212	316,623
INDUSTRIAL MACHINERY—10.0%
Colfax Corp.*	7,973	349,297
Helios Technologies, Inc.	4,229	308,167
RBC Bearings, Inc.*	1,777	349,660
The Middleby Corp.*	2,094	347,081
		1,354,205
INTERACTIVE MEDIA & SERVICES—5.0%
Pinterest, Inc., Cl. A*	3,470	256,884
TripAdvisor, Inc.*	7,867	423,166
		680,050
INTERNET & DIRECT MARKETING RETAIL—5.1%
Expedia Group, Inc.*	2,278	392,089

THE ALGER ETF TRUST	ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.6% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—5.1% (CONT.)
Magnite, Inc.*	7,095	$295,223
		687,312
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Twilio, Inc., Cl. A*	790	269,200
LIFE SCIENCES TOOLS & SERVICES—7.1%
10X Genomics, Inc., Cl. A*	1,211	219,191
Bio-Techne Corp.	937	357,869
Repligen Corp.*	1,981	385,126
		962,186
MANAGED HEALTHCARE—1.8%
HealthEquity, Inc.*	3,498	237,864
REGIONAL BANKS—3.3%
Signature Bank	1,984	448,582
SEMICONDUCTOR EQUIPMENT—1.9%
KLA Corp.	764	252,426
SPECIALTY STORES—3.6%
Five Below, Inc.*	873	166,560
Ulta Beauty, Inc.*	1,047	323,701
		490,261
SYSTEMS SOFTWARE—1.7%
Telos Corp.*	6,014	228,051
TRADING COMPANIES & DISTRIBUTORS—2.6%
Herc Holdings, Inc.*	3,471	351,716
TOTAL COMMON STOCKS
(Cost $12,354,923)		12,213,705
REAL ESTATE INVESTMENT TRUST—3.0%	SHARES	VALUE
RETAIL—3.0%
Simon Property Group, Inc.	3,624	412,303
(Cost $414,843)		412,303
Total Investments
(Cost $12,769,766)	93.6%	$12,626,008
Unaffiliated Securities (Cost $12,769,766)		12,626,008
Other Assets in Excess of Liabilities	6.4%	856,299
NET ASSETS	100.0%	$13,482,307

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and organized as a Massachusetts business trust on March 24, 2020. Each of the Alger Mid Cap 40 ETF (“Alger Mid Cap 40”) and the Alger 35 ETF is a separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. These financial statements include only the Alger Mid Cap 40 ETF (the “Fund”). Alger 35 ETF has not commenced operations as of March 31, 2021. The Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, the Fund expects to invest primarily in equity securities.

The Fund offers and issue shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Fund are listed for trading on NYSE Arca, Inc., a national securities exchange (“Listing Exchange”). Shares the Fund will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Shares of each Fund are redeemable only in Creation Units, generally in exchange for Deposit Securities and a Cash Component. Creation Units typically are a specified number of shares, generally 12,500 or multiples thereof for the Fund. All orders to purchase Creation Units must be placed by or through authorized participants (“APs”) who have entered into agreements with Fred Alger & Company, LLC (the “Distributor”), a registered broker-dealer and each Fund’s distributor. Each AP will establish and maintain a confidential brokerage account with an agent (known as an AP Representative), for the benefit of the AP, in order to engage in in-kind creation and redemption activity with the Fund.

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Fund’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s price.

(b)   Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Fund’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with its investments as of March 31, 2021, the Fund has determined that presenting them by security type and sector is appropriate.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$847,849	$847,849	$—	$—
Consumer Discretionary	2,769,316	2,769,316	—	—
Consumer Staples	390,501	390,501	—	—
Financials	448,582	448,582	—	—
Healthcare	2,605,115	2,605,115	—	—
Industrials	2,641,931	2,641,931	—	—
Information Technology	2,510,411	2,510,411	—	—
TOTAL COMMON STOCKS	$12,213,705	$12,213,705	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	412,303	412,303	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,626,008	$12,626,008	$—	$—

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of March 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash Equivalents:
Alger Mid Cap 40 ETF	$792,877	$—	$792,877	$—

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

There were no derivative instruments held by the Fund throughout the period or as of March 31, 2021.